[Dechert LLP Letterhead]
March 1, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549

Re:	Goldman Sachs Trust (“Registrant”) File Nos. 33-17619 and 811-05349 Post-Effective Amendment No. 237
Ladies and Gentlemen:
On behalf of Goldman Sachs Trust (the “Registrant”), electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 237 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act. This Registration Statement is being filed for the purpose of introducing three new share classes, Premier Shares, Resource Shares and Cash Management Shares, of the following existing series of the Registrant: Goldman Sachs Financial Square Federal Fund, Goldman Sachs Financial Square Money Market Fund, Goldman Sachs Financial Square Prime Obligations Fund, Goldman Sachs Financial Square Government Fund, Goldman Sachs Financial Square Tax-Free Money Market Fund, Goldman Sachs Financial Square Treasury Instruments Fund and Goldman Sachs Financial Square Treasury Obligations Fund (the “Funds”). In addition, this Registration Statement introduces Class B Shares and Class C Shares of the Goldman Sachs Financial Square Prime Obligations Fund (“Prime Obligations Fund”).
You will notice that the Service Shares, Class B Shares and Class C Shares prospectus for the Prime Obligations Fund and the Statement of Additional Information (“SAI”) contained in this Registration Statement also include Service Shares of the Funds. Service Shares have already been registered for each of the Funds, and this share class is included in this filing only because the Trust wishes to offer to investors the Prime Obligation Fund’s Service Shares, Class B Shares and Class C Shares in a single prospectus and SAI.
No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202-261-3459.
Very truly yours,
/s/ Reza Pishva
Reza Pishva